Debt (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended			40 Months Ended
	Apr. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 30, 2016	Jun. 12, 2015	Jun. 23, 2014	Apr. 09, 2014	Mar. 31, 2013	Jul. 04, 2012
Short-term debt [Abstract]
Current portion of long-term debt			$ 8,000,000				$ 8,000,000
Other - short-term			21,000,000				21,000,000	$ 1,000,000
Short-term debt			29,000,000				29,000,000	1,000,000
Long-term debt
Long-term debt			587,000,000				587,000,000	398,000,000
Loss on debt extinguishment				$ 2,000,000			23,000,000	2,000,000	$ 6,000,000
Amended LOC Agreement facility capacity			15,000,000				$ 15,000,000
Percent of Collateral to The Aggregated Stated Amount of The LOCs							103.00%
LOC collateral percentage for draws in non-U.S. currencies							110.00%
Outstanding letters of credit			7,000,000				$ 7,000,000	10,000,000
Debt maturities in next twelve months			29,000,000				29,000,000
Debt maturitites in year two			8,000,000				8,000,000
Debt maturities in year three			7,000,000				7,000,000
Debt maturities in year four			7,000,000				7,000,000
Debt maturities in year five			6,000,000				6,000,000
Debt mature year six and thereafter			559,000,000				559,000,000
Disposal group, including discontinued operations debt current			113,000,000				113,000,000	105,000,000
Disposal group, including discontinued operations, long term debt excluding current maturities			$ 252,000,000				$ 252,000,000	226,000,000
Revolving Credit Facility [Member]
Long-term debt
Debt Instrument, face amount													$ 200,000,000
6.75% senior notes due 2019 [Member]
Long-term debt
Unsecured long-term debt, non-current								396,000,000
Long-term debt, weighted average interest rate			6.75%				6.75%
Debt Instrument, Maturity Date							Apr. 15, 2019
LOC Facility issued by local affiliates [Member]
Long-term debt
Outstanding letters of credit			$ 16,000,000				$ 16,000,000	21,000,000
LOC Facility issued by local affiliates with cash collateral [Member] [Member]
Long-term debt
Outstanding letters of credit			$ 2,000,000				$ 2,000,000	$ 15,000,000
Term Loan [Member]
Long-term debt
Debt, Weighted Average Interest Rate			3.50%				3.50%
Unsecured long-term debt, non-current			$ 583,000,000				$ 583,000,000
Debt Instrument, face amount												$ 600,000,000	600,000,000
Debt Instrument, Maturity Date							Apr. 09, 2021
Term loan, required periodic payment			0.25%				0.25%
Debt Instrument, Periodic Payment, Principal							$ 3,000,000
Debt Instrument, Principal Amount, Outstanding			$ 597,000,000				$ 597,000,000
Unamortized debt discount and issuance costs												$ 9,000,000
Unsecured Debt [Member]
Long-term debt
Debt, Weighted Average Interest Rate								6.75%
Senior Notes, option to redeem							10.00%
Extinguishment of Debt, Amount	$ 50,000,000						$ 150,000,000
Other Long-term Debt [Member]
Long-term debt
Debt, Weighted Average Interest Rate			4.20%				4.20%	3.40%
Other			$ 4,000,000				$ 4,000,000	$ 2,000,000
Current Portion of Long-term Debt [Member]
Short-term debt [Abstract]
Short-term Debt, Weighted Average Interest Rate			3.50%				3.50%
Other Short-term Debt [Member]
Short-term debt [Abstract]
Short-term Debt, Weighted Average Interest Rate			3.60%				3.60%	8.30%
April 15, 2014 to April 14, 2015 [Member]
Long-term debt
Debt Instrument, Redemption Price, Percentage							105.063%
issue date until April 15, 2014 [Member]
Long-term debt
Debt Instrument, Redemption Price, Percentage							103.00%
Affiliated Entity [Member]
Long-term debt
Working capital facility availability			$ 38,000,000				$ 38,000,000
U.S. Asset-backed Lending Facility and Related Letters of Credit [Member]
Long-term debt
Total facility size													130,000,000
Revolving Credit Facility [Member]
Long-term debt
borrowing capacity under swing line advances													20,000,000
Debt Instrument, Maturity Date							Apr. 09, 2019
Total facility size													$ 75,000,000
Domestic Base Rate [Member]
Long-term debt
interest rate margin applied to the weighted average overnight federal fund rate			0.50%
Minimum Eurodollar rate used to establish the Base Rate			0.75%
interest rate margin applied to the Eurodollar Rate			1.00%
borrowing prepayment increments, without penalty							$ 100,000
minimum amount of borrowings that may be prepaid without penalty							500,000
Eurodollar rate [Member]
Long-term debt
Number used in the Eurodollar rate formula			1.00
borrowing prepayment increments, without penalty							250,000
minimum amount of borrowings that may be prepaid without penalty							$ 1,000,000
Maximum [Member]
Long-term debt
Financial maintenance covenant			3.00
Maximum [Member] | Term Loan [Member]
Long-term debt
Percentage of excess cash flow							50.00%
Maximum [Member] | Domestic Base Rate [Member]
Long-term debt
Applicable rate range			1.75%
Maximum [Member] | Eurodollar rate [Member]
Long-term debt
Applicable rate range			2.75%
Middle [Member] | Term Loan [Member]
Long-term debt
Percentage of excess cash flow							25.00%
Minimum [Member] | Term Loan [Member]
Long-term debt
Percentage of excess cash flow							0.00%
Minimum [Member] | Domestic Base Rate [Member]
Long-term debt
Applicable rate range			1.00%
Minimum [Member] | Eurodollar rate [Member]
Long-term debt
Applicable rate range			2.00%
2nd extinguishment during the period [Member] | 6.75% senior notes due 2019 [Member]
Long-term debt
Extinguishment of Debt, Amount							$ 350,000,000
Discontinued Operations [Member] | LOC Facility issued by local affiliates [Member]
Long-term debt
Outstanding letters of credit			$ 11,000,000				11,000,000	$ 18,000,000
Discontinued Operations [Member] | LOC Facility issued by local affiliates with cash collateral [Member] [Member]
Long-term debt
Outstanding letters of credit			1,000,000				1,000,000	14,000,000
Continuing Operations [Member] | LOC Facility issued by local affiliates [Member]
Long-term debt
Outstanding letters of credit			5,000,000				5,000,000	3,000,000
HVCC [Domain]
Long-term debt
Unsecured bilateral term loan			191,000,000				191,000,000							$ 195,000,000
HVCC [Member]
Long-term debt
Loss on debt extinguishment					$ 4,000,000
HVCC [Member] | Bridge Loan [Member]
Long-term debt
Interest Expense, Debt					5,000,000
HVCC [Member] | Asset-backed Securities [Member]
Short-term debt [Abstract]
Other - short-term								$ 31,000,000
Long-term debt
Servicing fee on receivables sold								25
Financing fee on advanced portion								95
HVCC [Member] | Korea (South), Won | Debt Capacity available for borrowing [Member]
Long-term debt
Bridge Loan															$ 1,000,000,000,000
HVCC [Member] | Korea (South), Won | Borrowings [Member]
Long-term debt
Bridge Loan															925,000,000,000
HVCC [Member] | Korea (South), Won | Bridge Loan [Member]
Long-term debt
Repayments of Debt					910,000,000,000
HVCC [Member] | United States of America, Dollars | Debt Capacity available for borrowing [Member]
Long-term debt
Bridge Loan															881,000,000
HVCC [Member] | United States of America, Dollars | Borrowings [Member]
Long-term debt
Bridge Loan															$ 815,000,000
HVCC [Member] | United States of America, Dollars | Bridge Loan [Member]
Long-term debt
Repayments of Debt					$ 800,000,000
HVCC [Member] | Affiliated Entity [Member]
Short-term debt [Abstract]
Other - short-term			111,000,000				111,000,000	$ 103,000,000
Long-term debt
Other			45,000,000				45,000,000	14,000,000
HVCC [Member] | Sale Leaseback Arrangement in Chihuahua, Mexico [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate									9.50%
Sale Leaseback Transaction, Deferred Gain, Net				$ 3,000,000					$ 3,000,000
Long-term debt
Other			$ 16,000,000				$ 16,000,000	$ 17,000,000
Sale Leaseback Transaction, Net Proceeds, Investing Activities									$ 19,000,000
HVCC [Member] | Scenario, Forecast [Member]
Long-term debt
Financial covenant test of total debt to EBITDA										320.00%
Net interest coverage test										300.00%
Subsequent Event [Member]
Long-term debt
Amount of net cash proceeds to repay debt		100.00%				100.00%
Repayments of Debt		$ 246,000,000
Subsequent Event [Member] | Term Loan [Member]
Long-term debt
Debt Instrument, face amount											$ 350,000,000
Term loan, required periodic payment						0.25%